Restructuring (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsidiaries
Cost of sales	€ 16,876	€ 14,812	€ 17,426
Selling expenses	6,420	5,816	7,118
Administrative expenses	6,577	6,407	6,952
Research and development expenses	€ 6,149	€ 6,500	7,212
voxeljet AG | Restructuring.
Subsidiaries
Cost of sales			302
Selling expenses			77
Administrative expenses			45
Research and development expenses			29
Impact of restructuring			453
voxeljet AG | Employee termination costs
Subsidiaries
Cost of sales			302
Selling expenses			77
Administrative expenses			45
Research and development expenses			29
voxeljet UK | Restructuring.
Subsidiaries
Cost of sales			312
Selling expenses			42
Administrative expenses			274
Impact of restructuring			628
voxeljet UK | Loss on disposal of assets
Subsidiaries
Cost of sales			226
Selling expenses			20
Administrative expenses			81
voxeljet UK | Employee termination costs
Subsidiaries
Cost of sales			67
Selling expenses			16
Administrative expenses			35
voxeljet UK | Impairment Of Inventories
Subsidiaries
Cost of sales			19
voxeljet UK | Lease maintenance costs
Subsidiaries
Administrative expenses			100
voxeljet UK | Settlement of agreements
Subsidiaries
Administrative expenses			14
voxeljet UK | Legal Consulting
Subsidiaries
Administrative expenses			25
voxeljet UK | Right-of-use assets
Subsidiaries
Selling expenses			6
Administrative expenses			€ 19